Other relevant events of the year (Details Narrative)				1 Months Ended
	May 05, 2023 ARS ($) $ / shares	Nov. 08, 2022 ARS ($)	Nov. 08, 2022 $ / shares	Apr. 27, 2023 ARS ($)	Oct. 31, 2022	Oct. 28, 2022 ARS ($)	Jun. 30, 2023 ARS ($) shares
Warrants exercise
Statement [Line Items]
Converted warrants | shares							245,821
Warrants received | $							$ 106,246
Ordinary Shareholders' Meeting [Member]
Statement [Line Items]
Share incentive plan for employee					1.16%
Payment of dividend in cash | $		$ 4,340,000,000		$ 21,900,000,000		$ 4,340,000,000
Exercise price share pre dividend price			$ 0.432
Exercise price share post dividend price			$ 0.414
Share to be issued per warrant description		Pre-dividend ratio: 1. Post-dividend ratio: 1.0442
Ordinary Shareholders' Meeting One [Member]
Statement [Line Items]
Capital stock increased description				Capital Stock increased from ARS 811 million to the sum of ARS 7,364 million, through the partial capitalization of the share premium and the resulting issuance of 6,553 will be distributed to the shareholders according to their equity interest
Changes of par value of shares				par value of the shares from ARS 1 to ARS 10
Payment of dividend in cash | $	$ 21,900,000,000
Exercise price share pre dividend price	$ 0.414
Exercise price share post dividend price	$ 0.3689
Share to be issued per warrant description	Pre-dividend ratio: 1.0442. Post-dividend ratio: 1.1719